OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
VAT deductible	$ 0	$ 537,137
Guarantee fee	0	154,043
Other receivables	197,319	223,861
Other current assets	$ 197,319	$ 915,041